Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Provision for Income Taxes Differed from Federal Statutory Rate

The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate as follows:

	Year Ended December 31,
	2019	2020
Statutory income tax rate	21.0%	21.0%
Stock-based compensation expense	(0.3)	8.2
Tax credits	4.7	1.8
State income tax	9.8	1.2
Other	(0.1)	—
Valuation allowance	(35.1)	(32.2)

Total effective income tax rate	—%	—%

Schedule of Significant Components of Deferred Tax Assets for Federal and State Income Taxes

Significant components of deferred tax assets for federal and state income taxes were as follows (in thousands):

	December 31,
	2019	2020
Deferred tax assets:
Net operating losses	$19,214	$37,785
Tax credits	3,545	5,805
Accrued expenses	345	617
Stock-based compensation expense	52	350
Other current assets	6	6

Total deferred tax assets	23,162	44,563

Deferred tax liabilities:
Property and equipment, net	(25)	—

Total deferred tax liabilities	(25)	—

Valuation allowance	(23,137)	(44,563)

Net deferred tax assets	$—	$—

Schedule of Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits was as follows (in thousands):

	Year Ended December 31,
	2019	2020
Gross unrecognized tax benefit as of January 1	$390	$1,012
Additions for tax positions taken in the current year	407	626
Reductions for tax positions taken in the current year	—	(139)
Additions for tax positions taken in prior years	215	—

Gross unrecognized tax benefit as of December 31	$1,012	$1,499